COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
COST OF SALES
Schedule of components of operating costs

	Year ended
	December 31
	2023	2022
Mining and processing costs	$56,889	$44,538
Refining and transportation costs	783	1,059
	$57,672	$45,597

Schedule of royalties

	Year ended
	December 31
	2023	2022
Camino Rojo Oxide 2% NSR royalty	$4,628	$3,818
Mexican 0.5% Extraordinary Mining Duty	1,167	1,001
	$5,795	$4,819